ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE HEALTH SCIENCES FUND
Unaudited	September 30, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 100.2%

BIOTECHNOLOGY 33.6%

Major Biotechnology 19.2%
Alkermes (1)	1,275,000	23,460
Allos Therapeutics (1)	900,000	4,275
Amgen (1)(2)	415,000	23,477
Amicus Therapeutics (1)	49,700	830
Array BioPharma (1)	200,000	2,246
Celgene (1)(2)	350,000	24,958
Cephalon (1)(2)	573,800	41,922
CV Therapeutics (1)	275,000	2,470
Genentech (1)(2)	625,000	48,762
Gilead Sciences (1)(2)	2,200,000	89,914
Human Genome Sciences (1)	400,000	4,116
ImClone Systems (1)(2)	225,000	9,302
Martek Biosciences (1)	275,000	7,983
Medicines Company (1)	1,200,000	21,372
Neurocrine Biosciences (1)	850,000	8,500
OSI Pharmaceuticals (1)	750,000	25,492
PDL BioPharma (1)(2)	250,000	5,403
Pharmaceutical HOLDRS Trust	25,000	2,003
Seattle Genetics (1)	550,000	6,182
Seattle Genetics, Warrants, 12/31/11 (1)(3)	50,000	165
Sepracor (1)	475,000	13,063
United Therapeutics (1)	50,000	3,327
Vertex Pharmaceuticals (1)(2)	700,000	26,887
		396,109
Other Biotechnology 14.4%
Acadia Pharmaceuticals (1)	700,000	10,535
Advanced Life Sciences Holdings (1)	100,000	179
Alexion Pharmaceutical (1)(2)	1,062,020	69,191
Alexza Pharmaceuticals (1)	300,000	2,598
Altus Pharmaceuticals (1)	400,000	4,196
Amylin Pharmaceuticals (1)(2)	439,200	21,960
BioCryst Pharmaceuticals (1)	675,000	4,873
Biodel (1)	300,000	5,112
BioMarin Pharmaceutical (1)	900,000	22,410
Cardiome Pharma (1)	375,000	3,540
Cell Genesys (1)	300,000	1,146
CombinatoRx (1)	400,000	2,472
Cougar Biotechnology (1)	582,557	14,855
Cubist Pharmaceuticals (1)	750,000	15,847
deCode genetics (1)	850,000	2,949
Exelixis (1)	725,000	7,678
Favrille (1)	625,000	1,906
Favrille, Warrants, 3/6/11 (1)(3)	129,500	—
Incyte (1)	2,200,000	15,730
Infinity Pharmaceuticals (1)	375,000	3,397
Lonza Group (CHF)	5,000	544
Mannkind, Warrants, 8/5/10 (1)(3)	130,000	—
Maxygen (1)	250,000	1,703
Medarex (1)	125,000	1,770
Metabolex, Warrants, 4/12/12 (1)(3)	75,000	—
Myriad Genetics (1)	90,000	4,693
ONYX Pharmaceuticals (1)(2)	640,900	27,892
Panacos Pharmaceuticals (1)	325,000	520
Pharmasset (1)	390,100	4,744
Pharmion (1)(2)	250,000	11,535
Poniard Pharmaceuticals (1)	750,000	4,252
Poniard Pharmaceuticals, Bridge Warrants, 2/1/11 (1)(3)	798,000	140
Poniard Pharmaceuticals, Warrants, 11/30/08 (1)(3)	18,000	—
Progenics Pharmaceuticals (1)	50,000	1,106
Regeneron Pharmaceuticals (1)	300,000	5,340
Rigel Pharmaceuticals (1)	285,000	2,688
Tercica (1)	875,000	5,425
Theravance (1)(2)	497,000	12,967
Transition Therapeutics (1)	85,000	1,136
ViroPharma (1)	200,000	1,780
		298,809

Total Biotechnology		694,918
LIFE SCIENCES 4.5%

Life Sciences 4.5%
Affymetrix (1)	100,000	2,537
Bruker BioSciences (1)	152,486	1,342
Charles River Laboratories (1)	75,000	4,211
Covance (1)	280,000	21,812
Dyadic International (1)	350,000	1,670
Dyadic International, Warrants, 5/30/10 (1)(3)	55,000	—
Gen-Probe (1)	250,000	16,645
Home Diagnostics (1)	225,000	2,155
illumina (1)	175,000	9,079
Immucor (1)(2)	325,000	11,619
Invitrogen (1)(2)	75,000	6,130
Qiagen NV (1)	450,000	8,734
Symyx Technologies (1)	425,000	3,693
Waters Corporation (1)	50,000	3,346
Total Life Sciences		92,973
PHARMACEUTICALS 24.8%

European Major - Pharmaceutical 0.8%
Bayer AG (EUR)	100,000	7,938
Merck (EUR)	75,000	9,023
		16,961
Major Pharmaceuticals 24.0%
A&D Pharma Holding, GDR (EUR)	540,000	13,822
Abbott Laboratories	200,000	10,724
Alcon (2)	140,000	20,149
Allergan (2)	225,000	14,506
Barr Pharmaceuticals (1)	350,000	19,918
Basilea Pharmaceutica (CHF) (1)	27,500	6,255
Bristol-Myers Squibb	300,000	8,646
Cadence Pharmaceuticals (1)	125,000	1,750
Chugai Pharmaceutical (JPY)	775,000	12,751
Elan, ADR (1)(2)	1,900,000	39,976
Eli Lilly (2)	475,000	27,042
GlaxoSmithKline (GBP)	300,000	7,933
GlaxoSmithKline Pharmaceuticals (INR)	200,000	5,596
InSite Vision (1)	75,000	86
Ipsen (EUR)	250,000	14,380
Johnson & Johnson	125,000	8,213
Medicis Pharmaceutical, Class A	25,000	763
Merck	650,000	33,598
MGI Pharma (1)(2)	961,600	26,713
Monsanto (2)	280,000	24,007
Mylan Laboratories	47,000	750
Novo Nordisk, Series B (DKK)	40,000	4,815
Roche Holding - Genusscheine (CHF)	180,000	32,553
Sawai Pharmaceutical (JPY)	155,000	4,571
Schering-Plough	910,000	28,783
Shire (GBP)	350,000	8,570
Shire, ADR	175,000	12,947
Takeda Pharmaceutical (JPY)	60,000	4,205
Teva Pharmaceutical, ADR (2)	510,000	22,680
Towa Pharmaceutical (JPY)	200,000	8,639
UCB (EUR)	180,000	10,592
Valeant Pharmaceuticals (1)(2)	575,000	8,901
Warner Chilcott (1)	250,000	4,443
Wyeth (2)	550,000	24,502
XenoPort (1)(2)	455,000	21,408
		495,187

Total Pharmaceuticals		512,148
PRODUCTS & DEVICES 12.9%

Implants 10.4%
Baxter International	350,000	19,698
Becton, Dickinson	100,000	8,205
BioMimetic Therapeutics (1)	175,000	2,335
BioSphere Medical (1)	396,700	1,892
Boston Scientific (1)	575,000	8,021
C.R. Bard	135,000	11,906
Cerus (1)	500,000	4,365
Covidien (1)	225,000	9,338
Cytyc (1)	125,000	5,956
Dentsply International	105,000	4,372
Edwards Lifesciences (1)	175,000	8,629
EPIX Pharmaceuticals (1)	400,000	1,624
Intuitive Surgical (1)	62,000	14,260
Medtronic (2)	265,000	14,949
Micrus Endovascular (1)	200,000	3,654
Nobel Biocare (CHF)	40,000	10,803
ResMed (1)	351,100	15,052
Respironics (1)	80,000	3,842
Sonova Holding (CHF)	45,000	4,503
Sorin (EUR) (1)	1,106,200	2,289
St. Jude Medical (1)(2)	575,000	25,340
Stereotaxis (1)	800,000	11,032
Stryker	165,000	11,345
Zimmer Holdings (1)(2)	150,000	12,149
		215,559
Other Products & Devices 2.5%
Conceptus (1)	1,000,000	18,980
Essilor International (EUR)	110,000	6,883
Hologic (1)	25,000	1,525
IDEXX Laboratories (1)	55,000	6,027
Masimo (1)	69,700	1,789
Millipore (1)	56,800	4,305
Stericycle (1)(2)	155,000	8,860
TomoTherapy (1)	182,400	4,237
		52,606

Total Products & Devices		268,165
SERVICES 24.4%

Distribution 8.8%
Animal Health International (1)	150,000	1,670
Cardinal Health (2)	481,500	30,108
CVS Caremark (2)	1,350,000	53,500
Express Scripts (1)	200,000	11,164
HealthExtras (1)(2)	402,400	11,199
Henry Schein (1)	450,000	27,378
McKesson (2)	375,000	22,046
Medco Health Solutions (1)(2)	25,000	2,260
Omnicare	100,000	3,313
Profarma Distribuidora (BRL) (1)	650,000	12,922
Shoppers Drug Mart (CAD)	100,000	5,458
		181,018
Information 1.3%
Allscripts Healthcare (1)	167,500	4,528
athenahealth (1)	5,000	170
Cerner (1)(2)	200,000	11,962
Vital Images (1)	475,000	9,272
WebMD Health (1)	15,000	781
		26,713
Other Services 2.5%
Laboratory Corporation of America (1)	325,000	25,425
Matria Healthcare (1)	640,000	16,742
Nighthawk Radiology (1)	419,200	10,275
		52,442
Payors 7.8%
Aetna	575,000	31,205
AMERIGROUP (1)	650,000	22,412
Centene (1)	555,000	11,938
CIGNA	345,000	18,385
Coventry Health Care (1)(2)	175,000	10,887
eHealth (1)	14,475	401
Health Net (1)	102,500	5,540
Humana (1)(2)	275,000	19,217
WellPoint (1)(2)	515,000	40,644
		160,629
Providers 4.0%
Bangkok Dusit Medical Services (THB)	6,250,000	7,248
Community Health Systems (1)(2)	275,000	8,646
DaVita (1)(2)	225,000	14,216
Fresenius (EUR)	150,000	11,288
Healthways (1)(2)	225,000	12,143
LifePoint Hospitals (1)	251,700	7,554
Manor Care (2)	180,000	11,592
National Medical Health Card (1)	257,200	2,461
Sunrise Senior Living (1)	225,000	7,958
		83,106
Total Services		503,908
Total Common Stocks (Cost $1,549,377)		2,072,112
PREFERRED STOCKS 0.6%
BIOTECHNOLOGY 0.6%
Major Biotechnology 0.1%
Portola Pharmaceuticals, Series C (1)(3)	1,413,427	2,000
		2,000
Other Biotechnology 0.5%
Fibrogen, Series F (1)(3)	659,341	3,758
Metabolex, Series D (1)(3)	500,000	2,000
QuatRx Pharmaceuticals, Series E (1)(3)	887,567	4,000
		9,758
Total Biotechnology		11,758
Total Preferred Stocks (Cost $11,000)		11,758
OPTIONS PURCHASED 0.0%
United Therapeutics, Call, 11/17/07 @ $80.00 (1)	75,000	311
Total Options Purchased (Cost $281)		311
SHORT-TERM INVESTMENTS 1.3%
Money Market Funds 1.3%
T. Rowe Price Reserve Investment Fund, 5.46% (4)(5)	26,356,112	26,356
Total Short-Term Investments (Cost $26,356)		26,356
Total Investments in Securities
102.1% of Net Assets (Cost $1,587,014)		$2,110,537

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is pledged to cover written call options at
September 30, 2007.
(3)	Restricted security
(4)	Seven-day yield
(5)	Affiliated companies
ADR	American Depository Receipts
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
INR	Indian Rupee
JPY	Japanese Yen
THB	Thai Baht

OPTIONS WRITTEN (1.6)%
Abbott Laboratories, Put, 1/19/08 @ $60.00 (1)	(40,000)	(280)
Abbott Laboratories, Put, 1/21/08 @ $55.00 (1)	(60,000)	(210)
Aetna, Put, 1/19/08 @ $45.00 (1)	(30,000)	(19)
Alcon, Call, 1/19/08 @ $150.00 (1)	(30,000)	(186)
Alcon, Put, 1/19/08 @ $140.00 (1)	(25,000)	(139)
Alcon, Put, 1/19/08 @ $145.00 (1)	(20,000)	(151)
Alexion Pharmaceuticals, Call, 1/19/08 @ $55.00 (1)	(50,000)	(678)
Alexion Pharmaceuticals, Put, 10/20/07 @ $65.00 (1)	(10,000)	(25)
Alexion Pharmaceuticals, Put, 11/17/07 @ $65.00 (1)	(35,000)	(163)
Alexion Pharmaceuticals, Put, 1/19/08 @ $45.00 (1)	(40,000)	(34)
Alexion Pharmaceuticals, Put, 1/19/08 @ $50.00 (1)	(50,000)	(78)
Alexion Pharmaceuticals, Put, 1/19/08 @ $55.00 (1)	(30,000)	(78)
Alexion Pharmaceuticals, Put, 1/19/08 @ $65.00 (1)	(60,000)	(375)
Alexion Pharmaceuticals, Put, 1/19/08 @ $70.00 (1)	(10,000)	(91)
Alexion Pharmaceuticals, Put, 2/16/08 @ $65.00 (1)	(5,000)	(34)
Alexion Pharmaceuticals, Put, 5/17/08 @ $65.00 (1)	(10,000)	(82)
Alexion Pharmaceuticals, Put, 1/17/09 @ $65.00 (1)	(10,000)	(108)
Alkermes, Put, 1/19/08 @ $17.50 (1)	(30,000)	(56)
Allergan, Call, 1/19/08 @ $65.00 (1)	(50,000)	(190)
Allergan, Put, 1/19/08 @ $62.50 (1)	(50,000)	(125)
Allergan, Put, 1/19/08 @ $65.00 (1)	(50,000)	(175)
AMERIGROUP, Put, 3/22/08 @ $35.00 (1)	(20,000)	(72)
Amgen, Call, 1/19/08 @ $55.00 (1)	(100,000)	(455)
Amgen, Call, 1/19/08 @ $57.50 (1)	(100,000)	(310)
Amgen, Call, 1/19/08 @ $60.00 (1)	(125,000)	(249)
Amgen, Put, 1/19/08 @ $55.00 (1)	(50,000)	(109)
Amylin Pharmaceuticals, Call, 1/19/08 @ $60.00 (1)	(150,000)	(368)
Amylin Pharmaceuticals, Call, 4/19/08 @ $60.00 (1)	(150,000)	(593)
Amylin Pharmaceuticals, Put, 1/19/08 @ $40.00 (1)	(25,000)	(66)
Barr Pharmaceuticals, Put, 11/17/07 @ $55.00 (1)	(15,000)	(18)
Barr Pharmaceuticals, Put, 2/16/08 @ $55.00 (1)	(10,000)	(22)
Baxter International, Put, 1/19/08 @ $60.00 (1)	(5,000)	(23)
Beckman Coulter, Put, 2/16/08 @ $75.00 (1)	(15,000)	(80)
BioMarin Pharmaceutical, Put, 1/17/08 @ $20.00 (1)	(40,000)	(52)
BioMarin Pharmaceutical, Put, 1/17/09 @ $25.00 (1)	(50,000)	(218)
Bristol-Myers Squibb, Put, 1/19/08 @ $32.50 (1)	(50,000)	(210)
C.R. Bard, Put, 1/19/08 @ $85.00 (1)	(30,000)	(67)
Cardinal Health, Call, 1/19/08 @ $80.00 (1)	(78,800)	(6)
Cardinal Health, Put, 1/19/08 @ $70.00 (1)	(15,000)	(114)
Cardinal Health, Put, 1/19/08 @ $75.00 (1)	(20,800)	(259)
Cardinal Health, Put, 1/19/08 @ $80.00 (1)	(100)	(2)
Celgene, Call, 1/19/08 @ $80.00 (1)	(150,000)	(356)
Celgene, Put, 1/19/08 @ $50.00 (1)	(5,000)	(2)
Celgene, Put, 1/19/08 @ $55.00 (1)	(5,000)	(4)
Celgene, Put, 1/19/08 @ $60.00 (1)	(25,000)	(39)
Celgene, Put, 1/19/08 @ $65.00 (1)	(45,000)	(120)
Celgene, Put, 1/19/08 @ $70.00 (1)	(15,000)	(66)
Celgene, Put, 1/17/09 @ $70.00 (1)	(10,000)	(98)
Cephalon, Call, 10/20/07 @ $75.00 (1)	(30,000)	(44)
Cephalon, Call, 11/17/07 @ $75.00 (1)	(30,000)	(96)
Cephalon, Call, 11/17/07 @ $80.00 (1)	(55,000)	(89)
Cephalon, Call, 11/17/07 @ $85.00 (1)	(75,000)	(62)
Cephalon, Call, 1/19/08 @ $85.00 (1)	(30,000)	(45)
Cephalon, Put, 1/19/08 @ $70.00 (1)	(30,000)	(105)
Cerner, Call, 3/22/08 @ $70.00 (1)	(25,000)	(47)
Cerner, Put, 3/22/08 @ $60.00 (1)	(25,000)	(125)
Charles River Laboratories, Put, 2/16/08 @ $60.00 (1)	(25,000)	(130)
CIGNA, Put, 1/19/08 @ $50.00 (1)	(5,000)	(8)
CIGNA, Put, 1/19/08 @ $60.00 (1)	(85,000)	(612)
CIGNA, Put, 4/19/08 @ $55.00 (1)	(10,000)	(46)
CIGNA, Put, 1/17/09 @ $50.00 (1)	(10,000)	(40)
Community Health Systems, Call, 1/19/08 @ $40.00 (1)	(100,000)	(37)
Community Health Systems, Put, 1/17/09 @ $35.00 (1)	(10,000)	(60)
Covance, Put, 1/19/08 @ $80.00 (1)	(29,000)	(129)
Covance, Put, 1/17/09 @ $80.00 (1)	(15,000)	(113)
Coventry Health Care, Call, 10/20/07 @ $65.00 (1)	(50,000)	(21)
Cubist Pharmaceuticals, Put, 1/19/08 @ $20.00 (1)	(55,000)	(83)
CVS Caremark, Call, 1/19/08 @ $40.00 (1)	(100,000)	(210)
CVS Caremark, Put, 1/19/08 @ $35.00 (1)	(100,000)	(55)
CVS Caremark, Put, 1/19/08 @ $40.00 (1)	(75,000)	(146)
DaVita, Call, 1/19/08 @ $65.00 (1)	(30,000)	(85)
DaVita, Put, 1/19/08 @ $55.00 (1)	(30,000)	(20)
DaVita, Put, 1/19/08 @ $65.00 (1)	(50,000)	(193)
DaVita, Put, 4/19/08 @ $70.00 (1)	(75,000)	(600)
Dentsply International, Put, 10/20/07 @ $40.00 (1)	(1,000)	—
Dentsply International, Put, 4/19/08 @ $45.00 (1)	(50,000)	(218)
Elan, Call, 10/20/07 @ $20.00 (1)	(125,000)	(206)
Elan, Call, 10/20/07 @ $22.50 (1)	(75,000)	(32)
Elan, Call, 1/19/08 @ $22.50 (1)	(100,000)	(190)
Elan, Call, 1/19/08 @ $25.00 (1)	(225,000)	(242)
Elan, Put, 1/19/08 @ $15.00 (1)	(50,000)	(25)
Elan, Put, 1/19/08 @ $17.50 (1)	(50,000)	(47)
Eli Lilly, Call, 1/19/08 @ $60.00 (1)	(50,000)	(90)
Express Scripts, Put, 1/19/08 @ $42.50 (1)	(25,000)	(7)
Express Scripts, Put, 1/19/08 @ $47.50 (1)	(50,000)	(42)
Forest Laboratories, Put, 1/19/08 @ $45.00 (1)	(50,000)	(403)
Gen-Probe, Put, 1/19/08 @ $50.00 (1)	(25,000)	(7)
Gen-Probe, Put, 1/19/08 @ $55.00 (1)	(15,000)	(11)
Genentech, Call, 10/20/07 @ $80.00 (1)	(50,000)	(45)
Genentech, Call, 12/22/07 @ $80.00 (1)	(100,000)	(285)
Genentech, Put, 12/22/07 @ $80.00 (1)	(30,000)	(120)
Genentech, Put, 1/19/08 @ $80.00 (1)	(25,000)	(118)
Genzyme, Put, 1/19/08 @ $70.00 (1)	(25,000)	(214)
Gilead Sciences, Call, 11/17/07 @ $42.50 (1)	(75,000)	(94)
Gilead Sciences, Call, 1/19/08 @ $40.00 (1)	(75,000)	(255)
Gilead Sciences, Call, 1/19/08 @ $42.50 (1)	(25,000)	(52)
Gilead Sciences, Put, 1/19/08 @ $32.50 (1)	(20,000)	(6)
Gilead Sciences, Put, 1/19/08 @ $35.00 (1)	(50,000)	(30)
Gilead Sciences, Put, 1/19/08 @ $37.50 (1)	(50,000)	(58)
Gilead Sciences, Put, 1/19/08 @ $42.50 (1)	(25,000)	(80)
Gilead Sciences, Put, 1/17/09 @ $42.50 (1)	(10,000)	(53)
Health Net, Put, 1/19/08 @ $60.00 (1)	(10,100)	(67)
HealthExtras, Call, 3/22/08 @ $30.00 (1)	(100,000)	(198)
HealthExtras, Put, 3/22/08 @ $30.00 (1)	(25,000)	(88)
Healthways, Call, 2/16/08 @ $65.00 (1)	(50,000)	(52)
Healthways, Put, 11/17/07 @ $50.00 (1)	(25,000)	(34)
Healthways, Put, 2/16/08 @ $60.00 (1)	(40,000)	(306)
Henry Schein, Put, 1/19/08 @ $50.00 (1)	(25,000)	(9)
Henry Schein, Put, 1/19/08 @ $55.00 (1)	(10,000)	(10)
Humana, Call, 1/19/08 @ $75.00 (1)	(25,000)	(78)
Humana, Call, 1/19/08 @ $80.00 (1)	(100,000)	(160)
Humana, Put, 1/19/08 @ $60.00 (1)	(40,000)	(59)
Humana, Put, 1/19/08 @ $65.00 (1)	(25,000)	(68)
Humana, Put, 1/19/08 @ $70.00 (1)	(20,000)	(93)
Humana, Put, 1/17/09 @ $70.00 (1)	(50,000)	(425)
IDEXX Laboratories, Put, 1/17/09 @ $120.00 (1)	(14,900)	(206)
illumina, Put, 12/22/07 @ $45.00 (1)	(50,000)	(86)
illumina, Put, 1/19/08 @ $40.00 (1)	(55,000)	(56)
ImClone Systems, Call, 1/19/08 @ $50.00 (1)	(75,000)	(96)
ImClone Systems, Call, 1/19/08 @ $55.00 (1)	(50,000)	(31)
ImClone Systems, Put, 1/19/08 @ $30.00 (1)	(30,000)	(10)
ImClone Systems, Put, 1/19/08 @ $40.00 (1)	(55,000)	(155)
ImClone Systems, Put, 1/19/08 @ $45.00 (1)	(10,000)	(56)
ImClone Systems, Put, 1/17/09 @ $40.00 (1)	(20,000)	(124)
Immucor, Call, 1/19/08 @ $35.00 (1)	(20,000)	(78)
Immucor, Put, 1/19/08 @ $30.00 (1)	(20,000)	(18)
Intermune, Put, 1/17/09 @ $25.00 (1)	(135,000)	(1,802)
Invitrogen, Call, 1/19/08 @ $85.00 (1)	(25,000)	(91)
Invitrogen, Put, 1/19/08 @ $70.00 (1)	(25,000)	(24)
Invitrogen, Put, 1/19/08 @ $75.00 (1)	(30,000)	(56)
Invitrogen, Put, 1/19/08 @ $85.00 (1)	(25,000)	(145)
Invitrogen, Put, 5/17/08 @ $85.00 (1)	(25,000)	(189)
Johnson & Johnson, Put, 1/19/08 @ $60.00 (1)	(5,000)	(3)
Laboratory Corporation of America, Put, 1/19/08 @ $70.00 (1)	(10,000)	(9)
Laboratory Corporation of America, Put, 1/19/08 @ $75.00 (1)	(30,000)	(66)
Laboratory Corporation of America, Put, 1/19/08 @ $80.00 (1)	(25,000)	(109)
Laboratory Corporation of America, Put, 1/19/08 @ $85.00 (1)	(10,000)	(77)
Laboratory Corporation of America, Put, 2/16/08 @ $85.00 (1)	(10,000)	(78)
Lifepoint Hospitals, Put, 1/19/08 @ $40.00 (1)	(2,300)	(23)
Manor Care, Call, 1/18/08 @ $60.00 (1)	(75,000)	(431)
Manor Care, Put, 1/19/08 @ $60.00 (1)	(30,000)	(31)
Manor Care, Put, 1/19/08 @ $65.00 (1)	(25,000)	(68)
Matria Healthcare, Put, 3/22/08 @ $30.00 (1)	(30,000)	(155)
McKesson, Call, 11/17/07 @ $60.00 (1)	(30,000)	(52)
McKesson, Call, 1/19/08 @ $65.00 (1)	(25,000)	(29)
McKesson, Put, 11/17/07 @ $55.00 (1)	(30,000)	(24)
McKesson, Put, 1/19/08 @ $55.00 (1)	(15,000)	(22)
McKesson, Put, 1/19/08 @ $60.00 (1)	(20,000)	(68)
McKesson, Put, 2/16/08 @ $57.50 (1)	(10,000)	(26)
McKesson, Put, 1/17/09 @ $60.00 (1)	(10,000)	(60)
Medco Health Solutions, Call, 1/19/08 @ $70.00 (1)	(25,000)	(545)
Medco Health Solutions, Put, 1/19/08 @ $55.00 (1)	(30,000)	(1)
Medicines Company, Put, 1/19/08 @ $20.00 (1)	(65,000)	(195)
MedImmune, Put, 1/19/08 @ $35.00 (1)	(35,000)	(1)
MedImmune, Put, 1/19/08 @ $45.00 (1)	(10,000)	—
Medtronic, Call, 1/19/08 @ $55.00 (1)	(150,000)	(570)
Medtronic, Put, 1/19/08 @ $55.00 (1)	(80,000)	(146)
Merck, Put, 1/19/08 @ $50.00 (1)	(15,000)	(29)
Merck, Put, 1/19/08 @ $55.00 (1)	(45,000)	(198)
Merck, Put, 1/19/08 @ $60.00 (1)	(80,000)	(672)
MGI Pharma, Call, 1/19/08 @ $30.00 (1)	(50,000)	(74)
MGI Pharma, Put, 1/19/08 @ $25.00 (1)	(25,000)	(29)
Millipore, Put, 1/19/08 @ $75.00 (1)	(5,000)	(16)
Monsanto, Call, 1/19/08 @ $75.00 (1)	(75,000)	(1,024)
Monsanto, Call, 1/19/08 @ $80.00 (1)	(75,000)	(761)
Monsanto, Put, 1/19/08 @ $70.00 (1)	(50,000)	(60)
Monsanto, Put, 1/19/08 @ $75.00 (1)	(35,000)	(74)
Monsanto, Put, 1/19/08 @ $80.00 (1)	(10,000)	(36)
Monsanto, Put, 4/19/08 @ $75.00 (1)	(50,000)	(190)
Monsanto, Put, 4/19/08 @ $80.00 (1)	(35,000)	(186)
Monsanto, Put, 1/17/09 @ $80.00 (1)	(35,000)	(305)
Neurocrine Biosciences, Put, 1/19/08 @ $15.00 (1)	(50,000)	(275)
ONYX Pharmaceuticals, Call, 1/19/08 @ $50.00 (1)	(15,000)	(47)
ONYX Pharmaceuticals, Put, 1/19/08 @ $35.00 (1)	(50,000)	(88)
ONYX Pharmaceuticals, Put, 1/19/08 @ $40.00 (1)	(25,000)	(85)
ONYX Pharmaceuticals, Put, 1/19/08 @ $50.00 (1)	(10,000)	(90)
ONYX Pharmaceuticals, Put, 5/17/08 @ $50.00 (1)	(31,600)	(344)
ONYX Pharmaceuticals, Put, 1/17/09 @ $30.00 (1)	(30,000)	(192)
ONYX Pharmaceuticals, Put, 1/17/09 @ $45.00 (1)	(50,000)	(723)
ONYX Pharmaceuticals, Put, 1/17/09 @ $50.00 (1)	(30,000)	(269)
ONYX Pharmaceuticals, Put, 1/19/09 @ $35.00 (1)	(35,000)	(313)
OSI Pharmaceuticals, Put, 1/17/09 @ $30.00 (1)	(30,000)	(120)
PDL BioPharma, Call, 11/17/07 @ $30.00 (1)	(50,000)	(10)
Pfizer, Put, 1/19/09 @ $25.00 (1)	(50,000)	(144)
Pharmion, Call, 1/19/08 @ $45.00 (1)	(30,000)	(194)
Pharmion, Put, 1/19/08 @ $35.00 (1)	(30,000)	(37)
Pharmion, Put, 1/19/08 @ $45.00 (1)	(50,000)	(235)
Pharmion, Put, 1/19/08 @ $50.00 (1)	(30,000)	(222)
Schering-Plough, Put, 1/19/08 @ $25.00 (1)	(50,000)	(12)
Schering-Plough, Put, 1/19/08 @ $35.00 (1)	(152,500)	(580)
Schering-Plough, Put, 1/17/09 @ $35.00 (1)	(10,000)	(51)
Sepracor, Put, 1/19/08 @ $30.00 (1)	(35,000)	(138)
St. Jude Medical, Call, 1/19/08 @ $50.00 (1)	(50,000)	(52)
St. Jude Medical, Put, 1/19/08 @ $40.00 (1)	(25,000)	(29)
St. Jude Medical, Put, 1/19/08 @ $45.00 (1)	(50,000)	(155)
Stericycle, Call, 11/17/07 @ $50.00 (1)	(25,000)	(198)
Stericycle, Put, 11/17/07 @ $42.50 (1)	(20,000)	(1)
Stryker, Put, 1/19/08 @ $65.00 (1)	(50,000)	(99)
Stryker, Put, 1/19/08 @ $70.00 (1)	(15,000)	(59)
Teva Pharmaceutical, Call, 1/19/08 @ $45.00 (1)	(75,000)	(159)
Teva Pharmaceutical, Put, 1/19/08 @ $35.00 (1)	(30,000)	(4)
Teva Pharmaceutical, Put, 1/19/08 @ $40.00 (1)	(10,000)	(6)
Teva Pharmaceutical, Put, 1/19/08 @ $45.00 (1)	(35,000)	(77)
Teva Pharmaceutical, Put, 1/17/09 @ $45.00 (1)	(25,000)	(105)
Theravance, Call, 10/20/07 @ $30.00 (1)	(100,000)	(70)
Valeant Pharmaceuticals, Call, 1/19/08 @ $15.00 (1)	(100,000)	(143)
Valeant Pharmaceuticals, Call, 1/19/08 @ $20.00 (1)	(150,000)	(15)
Varian Medical, Put, 1/19/08 @ $45.00 (1)	(30,000)	(126)
Vertex Pharmaceuticals, Call, 11/1/07 @ $40.00 (1)	(75,000)	(182)
Vertex Pharmaceuticals, Call, 1/19/08 @ $50.00 (1)	(20,000)	(15)
Vertex Pharmaceuticals, Put, 1/19/08 @ $35.00 (1)	(35,000)	(93)
Vertex Pharmaceuticals, Put, 1/17/09 @ $35.00 (1)	(10,000)	(58)
Walgreen, Put, 1/19/08 @ $50.00 (1)	(10,000)	(34)
Waters Corporation, Put, 1/19/08 @ $65.00 (1)	(30,000)	(74)
WellPoint, Call, 1/19/08 @ $85.00 (1)	(100,000)	(155)
WellPoint, Put, 1/19/08 @ $80.00 (1)	(10,000)	(36)
WellPoint, Put, 3/22/08 @ $90.00 (1)	(9,000)	(101)
Wyeth, Call, 10/20/07 @ $50.00 (1)	(50,000)	(6)
Wyeth, Call, 1/19/08 @ $50.00 (1)	(100,000)	(98)
Wyeth, Call, 1/19/08 @ $55.00 (1)	(100,000)	(32)
Wyeth, Call, 1/19/08 @ $60.00 (1)	(75,000)	(9)
Wyeth, Put, 1/19/08 @ $55.00 (1)	(35,000)	(369)
Wyeth, Put, 1/17/09 @ $50.00 (1)	(65,000)	(517)
XenoPort, Call, 12/22/07 @ $45.00 (1)	(200,000)	(1,070)
Zimmer Holdings, Call, 1/19/08 @ $85.00 (1)	(30,000)	(89)
Zimmer Holdings, Put, 1/19/08 @ $90.00 (1)	(30,000)	(284)
Zimmer Holdings, Put, 1/17/09 @ $90.00 (1)	(20,000)	(230)
Total Options Written (Premiums $(40,198))		(33,618)

(5) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	9/30/07	12/31/06
CombinatoRx	$ -	$ -	$ -	$ **	$ 3,464
Favrille	-	-	-	**	1,563
Favrille
Warrants, 3/6/11	-	-	-	**	-
Poniard
Pharmaceuticals	-	-	-	**	2,592
Poniard
Pharmaceuticals,
Bridge
Warrants, 2/1/11	-	-	-	**	51
Poniard
Pharmaceuticals
Warrants, 11/30/08	-	-	-	**	-
T. Rowe Price Reserve
Investment
Fund, 5.46%	¤	¤	440	26,356	8,086
Totals			$ 440	$ 26,356	$ 15,756

‡	Includes dividend income of $440 and no interest income.
**	The issuer was not considered an affiliated company at September 30, 2007.
¤	Purchase and sale information not shown for cash management funds.

(3) Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities
(excluding 144A issues) at period-end amounts to $12,063 and represents 0.6% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Dyadic International, Warrants, 5/30/10	12/1/06	$0
Favrille, Warrants, 3/6/11	3/10/06	16
Fibrogen, Series F	12/30/04	3,000
Mannkind, Warrants, 8/5/10	8/5/05	3
Metabolex, Series D	4/11/07	2,000
Metabolex, Warrants, 4/12/12	4/11/07	0
Poniard Pharmaceuticals, Bridge Warrants, 2/1/11	2/3-4/26/06	0
Poniard Pharmaceuticals, Warrants, 11/30/08	12/5/03	0
Portola Pharmaceuticals, Series C	4/27/07	2,000
QuatRx Pharmaceuticals, Series E	5/11/07	4,000
Seattle Genetics, Warrants, 12/31/11	7/8/03	0
Totals		$11,019

The fund has registration rights for certain restricted securities held as of
September 30, 2007. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Health Sciences Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Health Sciences Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and asked prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008.

Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Options

The fund may invest in call and put options that give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Portfolio of Investments at market value.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $1,587,014,000. Net unrealized gain aggregated $530,114,000 at period-end, of which $593,029,000 related to appreciated investments and $62,915,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Health Sciences Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 16, 2007